Note 2 - Summary of Significant Accounting Policies (Details) - Liability for Manufacturing Warranty (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Liability for Manufacturing Warranty [Abstract]
Beginning accrued warranty balance	$ 329,680	$ 217,812
Reduction for labor payments and claims made under the warranty	(4,400)	(1,723)
Accruals related to warranties issued during the period	19,710	113,591
Ending accrued warranty balance	$ 344,990	$ 329,680